Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
Note 2 - Summary of significant Accounting Policies

The significant accounting policies, which are applied consistently throughout the periods presented, are as follows:

A.            Financial statements in US dollars

Substantially all sales of the Company are made outside of Israel (see Note 12A regarding geographical destination), in US dollars ("dollars"). Most purchases of materials and components, and a significant part of the marketing costs are made or incurred, primarily in dollars. Therefore, the functional currency of the Company is the dollar.

Transactions and monetary balances in other currencies are translated into the functional currency using current exchange rate.

All exchange gains and losses from remeasurement of monetary balance sheet items denominated in non-dollar currencies are reflected in earnings when they arise.

B.            Basis of presentation

The accompanying consolidated financial statements have been prepared with accounting principles generally accepted in the United States of America and include the accounts of the Company and its wholly-owned subsidiary in the United States. All intercompany balances and transactions have been eliminated in consolidation.

C.            Estimates and assumptions

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates and assumptions include the useful lives of fixed assets; allowances for doubtful accounts and; deferred tax assets, fixed assets, inventory, investments, share-based compensation; income tax uncertainties and other contingencies.

D.           Cash and cash equivalents

The Company considers highly liquid investments with original maturities of three months or less from the date of deposit to be cash equivalents.

E.           Short-term bank deposits

Short term bank deposits consist of bank deposits with original maturities of more than three months and up to twelve months.

As of December 31, 2011 the company's short-term bank deposits consist of bank deposits primarily in US dollars, that bear fixed annual interest of 1.70%-1.9%. These short-term bank deposits are held with a major Israeli Bank, and with its US located branch, and their use and withdrawal are not subject to any restrictions.

F.           Marketable securities

Investment securities at December 31, 2011 and 2010 consist of corporate debt and government debt.

The Company classifies its marketable securities as held-to-maturity as they are debt securities in which the Company has the intent and ability to hold to maturity. Held-to-maturity debt securities are recorded at amortized cost adjusted for the amortization or accretion of premiums or discounts.

Premiums and discounts on debt securities are amortized or accreted over the life of the related held-to-maturity security as an adjustment to yield using the effective interest method. Such amortization and accretion is included in the "Financial income, Net" line item in the consolidated statements of operations.

When other-than-temporary impairment has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss.

If the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the investment's amortized cost basis and its fair value at the balance sheet date. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis less any current-period credit loss, the other-than-temporary impairment is separated into the amount representing the credit loss and the amount related to all other factors. The amount of the total other-than-temporary impairment related to the credit loss is recognized in earnings.

G.           Trade accounts receivable, net

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. Amounts collected on trade accounts receivable are included in net cash provided by operating activities in the Consolidated Statements of Cash Flows. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and its customers' financial condition, the amount of receivables in dispute, and the current receivables aging and current payment patterns.

As of December 31, 2010 and 2011, the provision for doubtful accounts receivable amounted to US$ 20 thousand.

H.           Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the "average-cost" method.

The Company writes down obsolete or slow moving inventory to its market value, on a quarterly basis.

I.            Assets held for employees' severance benefits

Assets held for employees' severance benefits represent contributions to severance pay funds and cash surrender value of life insurance policies. The assets are recorded at their current cash redemption value.

J.           Property, plant and equipment

Property, plant and equipment are stated at cost. Depreciation is calculated on the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	10 - 20

K.           Long lived assets

In accordance with Impairment or Disposal of Long-Lived Assets Subsections of FASB ASC Subtopic 360-10, Property, Plant, and Equipment - Overall (formally known as FASB Statement No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets") long-lived assets, such as property, plant, and equipment, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or an asset group to be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value.

L.           Revenue recognition

Revenues from sales of products are recognized upon delivery provided that the collection of the resulting receivable is reasonably assured, there is persuasive evidence of an arrangement, no significant obligations in respect of installation remain and the price is fixed or determinable.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and, therefore, are excluded from revenues in the consolidated statements of income.

M.          Research and development costs

Research and development costs are expensed as incurred.

N.           Royalty bearing participations

Royalty bearing participations from the Government of Israel for funding research and development activities are recognized at the time the Company is entitled to such grants based on the related cost incurred. See also Note 10A.

Royalty expenses are recognized pursuant to the sale of related products and are classified as cost of sales.

O.           Allowance for product warranty

The Company grants service warranties related to certain products to end-users. The Company estimates its obligation for such warranties to be immaterial on the basis of historical experience. Accordingly, these financial statements do not include an accrual for warranty obligations.

P.           Treasury shares

Treasury shares are recorded at cost and presented as a reduction of shareholders' equity.

Q.           Income taxes

Deferred taxes are accounted for under the asset and liability method based on the estimated future tax effects of temporary differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of operations in the period that includes the enactment date.  The Company provides a valuation allowance to reduce deferred tax assets to the extent it believes it is more likely than not that such benefits will not be realized. Deferred taxed and liabilities are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences where appropriate. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest related to unrecognized tax benefits in interest expense and penalties in general and administrative expenses.

R.           Share-based compensation

The Company recognizes compensation expense based on estimated grant date fair value in accordance with ASC Topic 718, Compensation -Stock Compensation as follows:

Share-based awards granted after January 1, 2008, include features that are not supported by the Black Scholes valuation model, such as expiration date to occur if the closing price of the shares falls below 50% of grant date Share price, therefore, for share-based awards granted in 2008, the Company recognized compensation expense based on estimated grant date fair value using the Monte Carlo option-pricing model; with the weighted average assumptions detailed in Notes 11 (E) and 11 (F). For share-based awards granted on December 21, 2010 the Company recognized compensation expense based on estimated grant date fair value using the Binomial option-pricing model; with the weighted average assumptions detailed in Note 11 (G).

S.            Income per ordinary share

Basic income per ordinary share is calculated by dividing the net income attributable to ordinary shares, by the weighted average number of ordinary shares outstanding.  Diluted income per ordinary share calculation is similar to basic income per ordinary share except that the weighted average of common shares outstanding is increased to include outstanding potential common shares during the period if dilutive. Potential common shares arise from stock options and the dilutive effect is reflected by the application of the treasury stock method.

The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2009	2010	2011
Net income attributable to ordinary shares
(US$ thousands)	2,819	5,715	8,243

Weighted average number of ordinary shares outstanding
used in basic income per ordinary share calculation	6,719,508	6,820,721	6,896,215

Add assumed exercise of outstanding dilutive potential
ordinary shares	123,600	117,735	98,377

Weighted average number of ordinary shares outstanding
used in diluted income per ordinary share calculation	6,843,108	6,938,456	6,994,592

Basic income per ordinary shares (US$)	0.420	0.838	1.195

Diluted income per ordinary shares (US$)	0.412	0.824	1.178

Number of options and warrants excluded
from the diluted earnings per share calculation
because of anti-dilutive effect	229,687	137,500	135,000

T.            Comprehensive Income

For the year ended December 31, 2009, 2010 and 2011, comprehensive income equals net income.

U.            Fair Value Measurements

The Company's financial instruments include mainly cash and cash equivalents, accounts receivable, short term bank deposits, marketable securities and accounts payable. The carrying amounts of these financial instruments approximate their fair value, for marketable securities fair value see note 4.

The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 Inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

Level 2 Inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

Level 3 Inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at measurement date.

V.           Recently Issued Accounting Standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The new standards do not extend the use of fair value but, rather, provide guidance about how fair value should be applied where it already is required or permitted under IFRS or U.S. GAAP. For U.S. GAAP, most of the changes are clarifications of existing guidance or wording changes to align with IFRS. The Company expects that the adoption of ASU 2011-04 in 2012 will not have a material impact on its consolidated financial statements.

W.	Concentrations of risks

(1)	Credit risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, short-term bank deposits, marketable securities and trade receivables. Cash and cash equivalents balances of the Company, which are subject to credit risk, consist of cash accounts held with major financial institutions. Short-term bank deposits balances of the Company, which are subject to credit risk, consist of short-term bank deposits held with a major Israeli Bank and with its US located branch. Marketable securities include held to maturity marketable securities issued by highly rated corporations or governmental securities. As of December 31, 2010 and 2011, the rating of the securities in the company's portfolio was at least A and A- respectively. Nonetheless, these investments are subject to general credit and counterparty risks (such as that the counterparty to a financial instrument fails to meet its contractual obligations). Any changes in fair value of the Company's investment securities due to credit risk do not affect the Company's profit or loss unless there is other-than-temporary impairment (OTTI).

Concentrations of credit risk with respect to trade receivables are limited due to the Company's diverse customer base and their wide geographical dispersion. The Company closely monitors extensions of credit and has never experienced significant credit losses.

(2)	Concentrations of Trade accounts payable

Certain key components used in the Company's products are currently available from only one source and others are available from a limited number of sources. The Company believes it maintains sufficient inventory of these components to protect against delays in deliveries.

(3)	Dominant Single product line

The Company depends to a great extent on one line of products for most of its revenues. The majority of the company's current business is based on its Multi-Port Gigabit-Ethernet Server Adapter product line and the majority of its revenue is generated from that product line.

X.           Liabilities for loss contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Y.           Reclassifications

Certain prior year amounts have been reclassified to conform to the current year presentation. Such reclassifications did not have any impact on the company's shareholder equity or net income.